Warrants and warrant liability (Tables)	12 Months Ended
Dec. 31, 2024
Warrant And Warrant Liability [Abstract]
Disclosure of outstanding warrants to acquire common shares of the Company
At December 31, 2024, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price		Expiry Date
	$
258,188		4.00	November 27, 2025	*
100,000		19.50	November 26, 2026

358,188		8.33

Disclosure of Warrant liability transactions
Warrant liability transactions during the years were as follows:

	Year ended December 31, 2024			Years ended December 31, 2023 and 2022
	Number of warrants	Weighted average exercise price	Fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	—	$—	$—	—	$—	$—
Granted	100,000	19.50	519,100	—	—	—
Change in fair value	—	—	(386,900)	—	—	—

Balance, end of year	100,000	$19.50	$132,200	—	$—	$—

Disclosure of Warrant transactions
Warrant transactions during the years were as follows:

	Year ended December 31, 2024			Years ended December 31, 2023 and 2022
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	286,875	$4.00	$604,000	286,875	$4.00	$604,000
Granted	93,750	16.00	$459,500	—	—	—
Exercised	(122,437)	13.19	(519,899)	—	—	—

Balance, end of year	258,188	$4.00	$543,601	286,875	$4.00	$604,000